Loans, borrowings, leases, cash and cash equivalents and short-term investments - Policy (Details)	12 Months Ended
Dec. 31, 2020
Loans, borrowings, leases, cash and cash equivalents and short-term investments
Capitalization rate (as a percent)	9.00%